TAXATION - Deferred taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	$ 3.0	$ 28.0
Exchange adjustment	14.0	(1.0)
Movement in income statement – current year	(32.0)	(24.0)
Movement in income statement – prior years	11.0	(23.0)
Movement in other comprehensive income	(13.0)	6.0
Movement in equity	(3.0)	2.0
Changes in tax rate	49.0
Acquisitions	1.0	15.0
Balance at the end of the period	30.0	3.0
Represented by:
Deferred tax assets	127.0	97.0
Deferred tax liabilities	(97.0)	(94.0)
Net asset position	30.0	3.0
Unused gross trading tax losses	271.0	230.0
Gross unused capital losses	113.0	122.0
Unused gross trading tax losses that expire	32.0
Trading and non-trading tax losses resulting in deferred tax assets	132.0	109.0
Temporary differences in respect of investments in subsidiaries and associates	0.0	483.0
Accelerated tax depreciation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(73.0)	(62.0)
Exchange adjustment	1.0
Movement in income statement – current year	(9.0)
Movement in income statement – prior years	2.0	(11.0)
Changes in tax rate	29.0
Balance at the end of the period	(50.0)	(73.0)
Intangibles
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(209.0)	(223.0)
Exchange adjustment	(2.0)	2.0
Movement in income statement – current year	15.0	34.0
Movement in income statement – prior years	4.0	6.0
Changes in tax rate	71.0	1.0
Acquisitions	(22.0)	(29.0)
Balance at the end of the period	(143.0)	(209.0)
Retirement benefit obligation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	28.0	39.0
Exchange adjustment	2.0
Movement in income statement – current year	(6.0)	(16.0)
Movement in income statement – prior years		(2.0)
Movement in other comprehensive income	(17.0)	7.0
Balance at the end of the period	7.0	28.0
Macrotexture
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	52.0	52.0
Movement in income statement – current year	(1.0)
Changes in tax rate	(18.0)
Balance at the end of the period	33.0	52.0
Inventory, provisions and other differences
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	205.0	222.0
Exchange adjustment	13.0	(3.0)
Movement in income statement – current year	(31.0)	(42.0)
Movement in income statement – prior years	5.0	(16.0)
Movement in other comprehensive income	4.0	(1.0)
Movement in equity	(3.0)	2.0
Changes in tax rate	(33.0)	(1.0)
Acquisitions	23.0	44.0
Balance at the end of the period	183.0	205.0
Unused tax losses
Represented by:
Deferred tax assets	$ 38.0	$ 45.0
Minimium
Represented by:
Expiration period for unused trading tax losses	3 years
Maximum
Represented by:
Expiration period for unused trading tax losses	8 years